Finance Receivables - By Type And By Days Delinquent (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Net finance receivables:
Net finance receivables	$ 14,909	$ 13,686
Personal Loans
Net finance receivables:
Net finance receivables	14,775	13,531
Real Estate Loans
Net finance receivables:
Net finance receivables	128	144
Retail Sales Finance
Net finance receivables:
Net finance receivables	6	11
Performing:
Net finance receivables:
Net finance receivables	14,554	13,306
Performing: | Current
Net finance receivables:
Net finance receivables	14,185	12,991
Performing: | 30-59 days past due
Net finance receivables:
Net finance receivables	210	182
Performing: | 60-89 days past due
Net finance receivables:
Net finance receivables	159	133
Performing: | Personal Loans
Net finance receivables:
Net finance receivables	14,439	13,180
Performing: | Personal Loans | Current
Net finance receivables:
Net finance receivables	14,081	12,878
Performing: | Personal Loans | 30-59 days past due
Net finance receivables:
Net finance receivables	202	173
Performing: | Personal Loans | 60-89 days past due
Net finance receivables:
Net finance receivables	156	129
Performing: | Real Estate Loans
Net finance receivables:
Net finance receivables	109	115
Performing: | Real Estate Loans | Current
Net finance receivables:
Net finance receivables	98	102
Performing: | Real Estate Loans | 30-59 days past due
Net finance receivables:
Net finance receivables	8	9
Performing: | Real Estate Loans | 60-89 days past due
Net finance receivables:
Net finance receivables	3	4
Performing: | Retail Sales Finance
Net finance receivables:
Net finance receivables	6	11
Performing: | Retail Sales Finance | Current
Net finance receivables:
Net finance receivables	6	11
Performing: | Retail Sales Finance | 30-59 days past due
Net finance receivables:
Net finance receivables	0	0
Performing: | Retail Sales Finance | 60-89 days past due
Net finance receivables:
Net finance receivables	0	0
Nonperforming:
Net finance receivables:
Net finance receivables	355	380
Nonperforming: | 90-179 days past due
Net finance receivables:
Net finance receivables	334	355
Nonperforming: | 180 days or more past due
Net finance receivables:
Net finance receivables	21	25
Nonperforming: | Personal Loans
Net finance receivables:
Net finance receivables	336	351
Nonperforming: | Personal Loans | 90-179 days past due
Net finance receivables:
Net finance receivables	330	347
Nonperforming: | Personal Loans | 180 days or more past due
Net finance receivables:
Net finance receivables	6	4
Nonperforming: | Real Estate Loans
Net finance receivables:
Net finance receivables	19	29
Nonperforming: | Real Estate Loans | 90-179 days past due
Net finance receivables:
Net finance receivables	4	8
Nonperforming: | Real Estate Loans | 180 days or more past due
Net finance receivables:
Net finance receivables	15	21
Nonperforming: | Retail Sales Finance
Net finance receivables:
Net finance receivables	0	0
Nonperforming: | Retail Sales Finance | 90-179 days past due
Net finance receivables:
Net finance receivables	0	0
Nonperforming: | Retail Sales Finance | 180 days or more past due
Net finance receivables:
Net finance receivables	$ 0	$ 0